INVENTORIES	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES
The composition of Inventories is as follows:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Technical stock (*)	390,259	540,342
Non-technical stock (**)	48,271	52,538
Total	438,530	592,880

(*) Correspond to spare parts and materials that will be used in both own and third-party maintenance services.

(**) Consumption of on-board services, uniforms and other indirect materials

These are valued at their average acquisition cost net of their obsolescence provision according to the following detail:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Provision for obsolescence Technical stock	76,167	45,621
Provision for obsolescence Non-technical stock	8,700	5,228
Total	84,867	50,849

The resulting amounts do not exceed the respective net realization values.
As of December 31, 2024, the Company registered ThUS$281,792 (ThUS$296,423 for the period ended December 31, 2023) in the income statements, mainly related to on-board consumption and maintenance, which is part of the Cost of sales.